FINANCIAL INSTRUMENTS (Details 4) - Cross currency swap contract [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 44,661	$ (251,164)
Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ 1,625	(2,141)
Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ 1,673	(2,048)
Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ 1,905	(1,550)
BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	BCI - Chile
Starting date of Hedging instrument	Oct. 30, 2021
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 2,692	(3,239)
Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Banco de Chile - Chile
Starting date of Hedging instrument	Apr. 30, 2019
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 2,104	(4,203)
Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Itau - Chile
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2024
Net derivative financial liabilities	$ (1,835)	(8,543)
Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Oct. 30, 2021
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 3,212	(2,450)
Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Nov. 15, 2013
Maturity date of hedging instrument	Nov. 15, 2023
Net derivative financial liabilities	$ (1,025)	(7,085)
Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Scotiabank - Chile
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ (148)	(11,807)
Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Nov. 15, 2013
Maturity date of hedging instrument	Nov. 15, 2023
Net derivative financial liabilities	$ (448)	(6,053)
Deutsche - U.K. [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Deutsche – U.K.
Starting date of Hedging instrument	Nov. 15, 2013
Maturity date of hedging instrument	Nov. 15, 2023
Net derivative financial liabilities	$ (401)	(6,304)
BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	BCI - Chile
Starting date of Hedging instrument	Oct. 30, 2014
Maturity date of hedging instrument	Apr. 30, 2023
Net derivative financial liabilities	$ 2,154	(1,380)
BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	BCI – Chile
Starting date of Hedging instrument	Nov. 15, 2021
Maturity date of hedging instrument	Nov. 15, 2032
Net derivative financial liabilities	$ 4,709	(5,077)
Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2024
Net derivative financial liabilities	$ (5,117)	(24,743)
JP Morgan - U.K [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	JP Morgan – U.K.
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2024
Net derivative financial liabilities	$ (1,725)	(8,509)
Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	S
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Nov. 15, 2016
Maturity date of hedging instrument	Nov. 15, 2026
Net derivative financial liabilities	$ 10,004	(36,758)
Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Goldman Sachs – N.A.
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ (167)	(11,921)
Goldman Sachs N.A [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Goldman Sachs – N.A.
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ 369	(11,275)
Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	X
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2038
Net derivative financial liabilities	$ 10,457	(50,527)
Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	X
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2038
Net derivative financial liabilities	$ 8,928	(41,802)
BCI Chile Three [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	BCI – Chile
Starting date of Hedging instrument	Nov. 15, 2021
Maturity date of hedging instrument	Nov. 15, 2032
Net derivative financial liabilities	$ 5,695	(3,749)
Net derivative financial liabilities	$ (65,153)	(44,618)
JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (26,033)	(18,154)
MUFG NA [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	MUFG - N.A.
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (12,898)	(9,000)
HSBC NA [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	HSBC - N.A.
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (6,452)	(4,504)
Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Banco de Chile - Chile
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (6,491)	(4,484)
Santander Chile Six [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Santander - Chile
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (13,279)	$ (8,476)
US dollars [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	24,453,184
US dollars [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	24,422,642
US dollars [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	24,167,222
US dollars [Member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	24,500,016
US dollars [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	24,167,223
US dollars [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,277,070
US dollars [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	24,529,437
US dollars [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	38,557,134
US dollars [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,537,926
US dollars [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	37,957,011
US dollars [Member] | Deutsche - U.K. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	37,957,011
US dollars [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	23,940,993
US dollars [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	35,000,024
US dollars [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	128,611,183
US dollars [Member] | JP Morgan - U.K [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,185,224
US dollars [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	201,340,031
US dollars [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,521,750
US dollars [Member] | Goldman Sachs N.A [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,066,555
US dollars [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	118,400,504
US dollars [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	97,971,786
US dollars [Member] | BCI Chile Three [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	34,997,071
US dollars [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	195,456,471
US dollars [Member] | MUFG NA [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	97,728,235
US dollars [Member] | HSBC NA [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	48,864,118
US dollars [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	48,864,118
US dollars [Member] | Santander Chile Six [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	97,728,235
Unidad de Fomento [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	636,364
Unidad de Fomento [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	636,364
Unidad de Fomento [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	636,364
Unidad de Fomento [Member] | BCI – Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	636,364
Unidad de Fomento [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	636,364
Unidad de Fomento [Member] | Itau - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	636,364
Unidad de Fomento [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	909,091
Unidad de Fomento [Member] | Scotiabank Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	909,091
Unidad de Fomento [Member] | Deutsche - U.K. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	909,091
Unidad de Fomento [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	636,364
Unidad de Fomento [Member] | BCI - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	909,091
Unidad de Fomento [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	3,000,000
Unidad de Fomento [Member] | JP Morgan - U.K [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	5,000,000
Unidad de Fomento [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Goldman Sachs N.A [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	3,000,000
Unidad de Fomento [Member] | Santander - Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	2,500,000
Unidad de Fomento [Member] | BCI Chile Three [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	909,091
Euro [Member] | JP Morgan - N.A. [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	164,705,882
Euro [Member] | MUFG NA [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	82,352,941
Euro [Member] | HSBC NA [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	41,176,471
Euro [Member] | Banco de Chile Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	41,176,471
Euro [Member] | Santander Chile Six [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	$ 82,352,941